EMPLOYEE BENEFITS (Details) - Restatement of Employee Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits	$ 644	$ 697	$ 797
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	$ 717	812	$ 947
As previously reported
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits		680
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations		795
Adjustment
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits		17
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations		$ 17